Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities. We believe that the resolution of such claims will not have a material impact, individually or in the aggregate, on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our unaudited Consolidated Financial Statements as of June 30, 2022 (Successor).
Oro Negro
The CEO of Perforadora Oro Negro, S. DE R.L. DE C.V ("Oro Negro"), a Mexican drilling rig contractor, filed a complaint personally and in his capacity as foreign representative of Oro Negro on June 6, 2019 in the United States Bankruptcy Court, Southern District of New York, within Oro Negro’s Chapter 15 proceedings ancillary to its Mexican insolvency process. The complaint names Seadrill and its joint venture partner as co-defendants along with other defendants including Oro Negro bondholders. With respect to Seadrill, the complaint asserts claims relating to alleged tortious interference but does not seek to quantify damages. On August 25, 2019, Seadrill submitted a motion to dismiss the complaint on technical legal grounds. Oro Negro responded to this motion on October 25, 2019. The Company has the opportunity to reply to this in further support of the motion, the date of which has not yet been determined. Seadrill intends to vigorously defend against the claims Oro Negro asserts and dispute the allegations set forth in the complaint. The proceedings have been stayed since March, 2020. On August 6, 2021 the United States Bankruptcy Court was notified that the auction of Oro Negro’s assets was approved by the Mexican Concurso court. The stay in the bankruptcy proceeding will continue while a purchase is agreed.
Nigerian Cabotage Act litigation
Seadrill Mobile Units Nigeria Ltd ("SMUNL") commenced proceedings in May 2016 against the Honourable Minister for Transportation, the Attorney General of the Federation and the Nigerian Maritime Administration and Safety Agency ("NMASA") with respect to interpretation of the Coastal and Inland Shipping (Cabotage) Act 2003 (the "Cabotage Act"). SMUNL is an Aquadrill entity which is the litigating party on behalf of both Aquadrill and Seadrill as the litigation relates to the West Capella (an Aquadrill rig) and the West Saturn and West Jupiter (Seadrill rigs). On June 28, 2019, the Federal High Court of Nigeria delivered a judgement finding that: (1) Drilling operations fall within the definition of "Coastal Trade" or "Cabotage" under the Act and (2) Drilling Rigs fall within the definition of "Vessels" under the Cabotage Act. On the basis of this decision, SMUNL and Seadrill were required to deduct 2% of their contract value and remit the same to NMASA and SMUNL was required to register for Cabotage with NMASA and pay all fees and tariffs as may be published in the guidelines that may be issued by the Minister of Transportation in accordance with the Cabotage Act. SMUNL filed an urgent notice of appeal to the Court of Appeal in July 2019 together with a request for an injunction restraining the authorities from any enforcement of the Cabotage Act pending appeal. Due to the volume of cases currently being handled by the Court of Appeal sitting in Lagos, we anticipate a decision within three to five years.
Although we intend to strongly pursue this appeal, we cannot predict the outcome of this case. We do not believe that it is probable that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position.
Lava Jato
The Brazilian markets have experienced heightened volatility in recent years due to the uncertainties derived from the ongoing investigations being conducted by the Office of the Brazilian Federal Prosecutor, the Brazilian Federal Police, the Brazilian Securities Commission (Comissão de Valores Mobiliários), the Securities and Exchange Commission, the U.S. Department of Justice, the Norwegian National Authority for Investigation and Prosecution of Economic and Environmental Crime (Økokrim) and other Brazilian and foreign public authorities, including the largest such investigation known as Lava Jato, and the impact that such investigations have on the Brazilian economy and political environment. Numerous elected officials, public servants and executives and other personnel of large and state-owned companies have been subject to investigation, arrest, criminal charges and other proceedings in connection with allegations of political corruption, including the acceptance of bribes by means of kickbacks on contracts granted by the government to several infrastructure, oil and gas and construction companies, among others. The profits of these kickbacks allegedly financed the political campaigns of political parties that were unaccounted for or not publicly disclosed and served to personally enrich the recipients of the bribery scheme.
On September 23, 2020, Seadrill's subsidiary Seadrill Serviços de Petroleo, Ltda was served with a search and seizure warrant from the Federal Police in Rio de Janeiro, Brazil as part of the phase of Operation Lava Jato relating to individuals formally associated with Seadrill Serviços. At this time, Seadrill understands that this investigation has been closed.
Individuals who have had commercial arrangements with Seadrill have been identified in the Lava Jato investigations and the investigations by the Brazilian authorities are ongoing. The outcome of certain of these investigations is uncertain, but they have already had an adverse impact on the business, image and reputation of the implicated companies, and on the general market perception of the Brazilian economy. We cannot predict whether such allegations will lead to further political and economic instability or whether new allegations against government officials or executives will arise in the future. We also cannot predict the outcome of any such allegations on the Brazilian economy, and the Lava Jato investigation including its recent phases, could adversely affect our business and operations.
Any other material disputes or litigation
During the course of the preceding twelve months, the Company has not been involved in any other material litigation or legal proceedings.
Guarantees
We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Guarantees in favor of customers
Guarantees to Northern Ocean (1)	100	150
Guarantees to Sonadrill (2)	400	400
Total	500	550
(1) Performance guarantees provided on behalf of Northern Ocean of $100 million as at June 30, 2022 (Successor) for the West Mira contract that finished in September 2021 and $150 million as at December 31, 2021 (Predecessor) for the West Mira contract and West Bollsta contracts that finished in May 2021 and February 2022 respectively.
(2) Performance guarantees provided on behalf of Sonadrill of $400 million as at June 30, 2022 (Successor) and $400 million as at December 31, 2021 (Predecessor). The respective contract maturities are November 2022 for the Libongos ($50 million) and October 2023 for the Quenguela ($350 million).
As of June 30, 2022 (Successor) we have not recognized any liabilities for the above guarantees, as we do not consider it probable that the guarantees will be called.